Document And Entity Information	Aug. 14, 2023
Document Information [Line Items]
Entity, Registrant Name	CVD EQUIPMENT CORPORATION
Document, Type	8-K
Document, Period End Date	Aug. 14, 2023
Entity, Incorporation, State or Country Code	NY
Entity, File Number	1-16525
Entity, Tax Identification Number	11-2621692
Entity, Address, Address Line One	355 South Technology Drive
Entity, Address, City or Town	Central Islip
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11722
City Area Code	631
Local Phone Number	981-7081
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CVV
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000766792